Apr. 29, 2019

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED APRIL 29, 2019 OF

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Effective June 1, 2019, the following changes are made to the Summary Prospectus and Prospectus:

Under the section entitled “Principal investment strategies,” the following information is added as the third sentence in the first paragraph.

When selecting investments to fulfill a desired strategic asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated open-end funds and ETFs, provided that appropriate products are available.